Entities accounted under the equity method - Additional information (Details) - Minera Escondida Ltda	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture	30.00%	30.00%
BHP Billiton
Disclosure Of Joint Ventures And Associates [Line Items]
Proportion of ownership interest in joint venture	57.50%